CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 968,684	$ 874,172	$ 677,761
Expenses:
Operating expenses	669,381	571,672	413,188
Depreciation and amortization	145,121	134,053	113,017
Total expenses	814,502	705,725	526,205
Total operating gross margin	154,182	168,447	151,556
General and administration expense	(35,016)	(68,025)	(46,257)
Provision for reduction in carrying value of certain assets	0	(2,544)	0
Gain on disposition of assets, net	1,054	3,994	1,974
Total operating income	120,220	101,872	107,273
Other income and (expense):
Interest expense	(44,265)	(47,820)	(33,542)
Interest income	195	2,450	153
Loss on extinguishment of debt	(30,152)	(5,218)	(2,130)
Change in fair value of derivative positions	0	53	55
Other	2,539	1,450	(832)
Total other expense	(71,683)	(49,085)	(36,296)
Income before income taxes	48,537	52,787	70,977
Current tax expense	22,567	12,909	18,042
Deferred tax expense	1,509	12,699	15,837
Total income tax expense	24,076	25,608	33,879
Net income	24,461	27,179	37,098
Less: Net Income (loss) attributable to noncontrolling interest	1,010	164	(215)
Net income attributable to controlling interest	$ 23,451	$ 27,015	$ 37,313
Basic earnings per share:	$ 0.19	$ 0.23	$ 0.32
Diluted earnings per share:	$ 0.19	$ 0.22	$ 0.31
Number of common shares used in computing earnings per share:
Basic	121,186,464	119,284,468	117,721,135
Diluted	123,076,648	121,224,550	119,093,590